Goodwill	6 Months Ended
Jun. 30, 2025
Goodwill.
Goodwill

10.Goodwill

	As of	As of
	December 31,	June 30,
	2024	2025
Opening balance	16,735	16,735
Business combination – merger transaction	—	49,187
Closing balance	16,735	65,922

On March 12, 2025, the successful completion of the merger with Amber DWM Holding Limited accounted for as a business combination, resulting in the recognition of US$49,187 in goodwill.